Subsidiaries - Summary of Goodwill Arising from Acquisition (Parenthetical) (Detail)	Jul. 01, 2020
IISI and its Subsidiaries [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of noncontrolling interest in identifiable net assets	48.46%